Approval of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Approval of Consolidated Financial Statements
37.	APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS
The consolidated financial statements were approved and authorised for issue by the Board of Directors on April 21 , 2023.